Income Taxes - Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of The Statutory Tax Rate To The Effective Tax Rate [Abstract]
(Loss) income before income tax expense, Amount	$ (4,664,930)	$ 119,017	$ 695,614
(Loss) income before income tax expense, Percentage
Tax effect at the Malaysia corporate tax rates, Amount	$ (1,119,583)	$ 28,564	$ 166,947
Tax effect at the Malaysia corporate tax rates Percentage	24.00%	24.00%	24.00%
Effect of preferential tax rate, Amount			$ (9,873)
Effect of preferential tax rate, Percentage			(1.42%)
Non-deductible expenditure, Amount	$ 1,307,927	$ 75,535	$ 51,351
Non-deductible expenditure, Percentage	(28.04%)	63.47%	7.38%
Income not subject to tax, Amount	$ (30,813)	$ (2,550)	$ (2,559)
Income not subject to tax, Percentage	0.66%	(2.14%)	(0.37%)
Double tax deduction/ tax incentives, Amount	$ (1,673)	$ (1,270)	$ (1,653)
Double tax deduction/ tax incentives, Percentage	0.04%	(1.07%)	(0.24%)
Over provision in prior years, Amount	$ (70,645)	$ (92,865)
Over provision in prior years, Percentage	1.51%	(78.03%)
Total, Amount	$ 85,213	$ 7,414	$ 204,213
Total, Percentage	(1.83%)	6.23%	29.36%